Income taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Current income tax expense	$10.1	11.7	$24.5	$21.4
Deferred income tax (recovery) expense	1.4	2.0	(57.9)	5.3
	$11.5	$13.7	$(33.4)	$26.7